Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Table [Text Block]

(dollars in millions)	2015	2014
Raw materials	$2,037	$1,948
Work-in-process	2,422	2,093
Finished goods	3,183	2,975
Contracts in progress	8,668	8,189
	16,310	15,205
Less:
Progress payments, secured by lien, on U.S. Government contracts	(239)	(117)
Billings on contracts in progress	(7,936)	(7,446)
	$8,135	$7,642